Note 15 - Long Term Debt and Financial Instruments Carried at Fair Value	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Long-term Debt [Text Block]
15—
LONG TERM DEBT AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

15
-
1
Long-term debt:

	December 31,
	2019	2018
France term loan	351	526
Japanese term loan (YEN)	617	628
Germany term loan	438	632
Italy term loan	-	27
Malaysia term loan	13	17
Total long term debt	1,420	1,830
Less current portion	(462)	(491)
Total long-term portion	957	1,339

As of
December 31, 2019,
long-term debt in Japan consists of
two
new loans in Yen with the following conditions:

	Initial Amount	Maturity	Fixed Interest rate	Frequency of principal payments
EDAP Technomed Co. Ltd	80,000,000	August 2, 2026	1.98%	Monthly instalment

EDAP Technomed Co. Ltd	40,000,000	April 15, 2020	2.91%	Monthly instalment

As of
December 31, 2018,
long-term debt in Japan consists of a loan in Yen with the following conditions:

	Initial Amount	Maturity	Fixed Interest rate	Frequency of principal payments
EDAP Technomed Co. Ltd	80,000,000	November 30, 2025	1.98%	Monthly instalment

This long-term debt was fully reimbursed in
August 2019.

As of
December 31, 2019
and
2018,
long-term debt in Germany consists of
three
loans in euro with the following conditions:

	Initial Amount	Maturity	Fixed Interest rate	Frequency of principal payments
EDAP TMS GMBH	450,000	November 30, 2020	2.49%	Monthly instalment

This loan is pledged by an HIFU equipment with a purchase value of
€450
thousand.

	Initial Amount	Maturity	Fixed Interest rate	Frequency of principal payments
EDAP TMS GMBH	136,500	December 31, 2022	2.25%	Monthly instalment

This loan is pledged by a UDS equipment with a purchase value of
€136
thousand.

	Initial Amount	Maturity	Fixed Interest rate	Frequency of principal payments
EDAP TMS GMBH	400,000	April 30, 2023	2.40%	Monthly instalment

This loan is pledged by an HIFU equipment with a purchase value of
€438
thousand.

As of
December 31, 2018,
long-term debt in Italy consists of a loan in euro for an initial amount of
€242
thousand with an interest rate of Euribor
1
month +
4.5%
which matured on
June 6, 2019.

As of
December 31, 2019
and
2018,
long-term debt in France consists of
one
loan in Euro to finance the ERP project with the following conditions:

	Initial Amount	Maturity	Fixed Interest rate	Frequency of principal payments
EDAP TMS FRANCE	700,000	October 16, 2021	0.40%	Quarterly instalment

As of
December 31, 2019
and
2018,
long-term debt in Malaysia consists of a loan in Ringgit with the following conditions:

	Initial Amount	Maturity	Fixed Interest rate	Frequency of principal payments
EDAP TECHNOMED SDN BHD	90,000	July 31, 2022	4.64%	Monthly instalment

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2
Financial instruments carried at fair value:

On
March 28, 2012,
pursuant to a securities purchase agreement dated
March 22, 2012,
as amended, the Company issued new ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the
“March 2012
Placement”) with warrants attached (the
“March 2012
Investor Warrants”) allowing Investors to purchase up to
1,406,250
new ordinary shares of the Company. The Company also issued warrants to the placement agent, Rodman & Renshaw LLC (the
“March 2012
Placement Agent Warrants” giving rights to the Placement Agent to purchase up to
168,750
new shares of the Company (together with the
March 2012
Investor Warrants: the
“March 2012
Warrants”). The Company determined that the
March 2012
Warrants should be accounted for as a liability. The Company used the Black-Scholes pricing model to value the
March 2012
Warrants at inception, with subsequent changes in fair value recorded as a financial expense or income.

On
May 28, 2013,
pursuant to a securities purchase agreement dated
May 20, 2013,
as amended, the Company issued
3,000,000
new ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the
“May 2013
Placement”), at a price of
$4.00
per share, with warrants attached (the
“May 2013
Investor Warrants”). The
May 2013
Investor Warrants allowed investors to purchase up to
1,500,000
shares in the form of ADSs at an exercise price of
$4.25.
The
May 2013
Investor Warrants were exercisable as from
November 29, 2013
and expired on
November 29, 2018.
The Company also issued warrants to the placement agent, H.C. Wainwright & Co., LLC with an exercise price of
$5.00
per share (the
“May 2013
Placement Agent Warrants” and together with the
May 2013
Investor Warrants, the
“May 2013
Warrants”), The
May 2013
Placement Agent Warrants were exercisable from
November 29, 2013
and expired on
May 28, 2016.
As the
May 2013
Warrants comprised the same structure and provisions than the
March 2012
Warrants, including an exercise price determined in U.S. dollars while the functional currency of the Company is the Euro, the Company determined that the
May 2013
Warrants should be accounted for as a liability. Total gross proceeds for the
May 2013
Placement amounted to
$12
million (€
9.270
million), out of which
$3.817
million (
€2.950
million) allocated to the Investor and Placement Agent Warrants based on their fair value and accounted for as liability, and the remaining
$8.183
million (
€6.320
million) allocated to the share capital increase (see note
16
-
1
). The Company used the Black-Scholes pricing model to value the
May 2013
Warrants at inception, with changes in fair value recorded as a financial expense or income.

On
April 14, 2016,
pursuant to a securities purchase agreement dated
April 7, 2016,
the Company issued
3,283,284
ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the
“April 2016
Placement”), at a price of
$3.50
per share, with warrants attached (the
“April 2016
Investor Warrants”). The
April 2016
Investor Warrants allowed investors to purchase up to
3,283,284
shares in the form of ADSs at an exercise price of
$4.50.
The
April 2016
Investor Warrants were exercisable from
October 14, 2016
and expired on
October 14, 2018.
As the
April 2016
Warrants comprised the same structure and provisions than the
March 2012
and
May 2013
Warrants, including an exercise price determined in U.S. dollars while the functional currency of the Company is the Euro, the Company determined that the
April 2016
Warrants should be accounted for as a liability. Total gross proceeds for the placement amounted to
$11.5
million (€
10.2
million), out of which
$3.578
million (
€3.168
million) allocated to the Investor Warrants based on their fair value and accounted for as liability, and the remaining
$7.913
million (
€7.006
million) allocated to the share capital increase (see Note
16
-
1
). The Company used the Black-Scholes pricing model to value the
April 2016
Warrants at inception, with changes in fair value recorded as a financial expense or income.

As of
December 31, 2018
and
2019,
there were
no
more warrants outstanding.

Refer to Note
24
for more details on the fair value of Financial Instruments.

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3
Long-term debt maturity:

Long-term debt carried at fair value at
December 31, 2019
mature as follows:

2020	462
2021	384
2022	208
2023	122
2024 and thereafter	243
Total	1,420